Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Change in valuation allowance	$ (29,213,000)	$ 4,757,000
Unrecognized tax benefits	1,147,000	$ 1,072,000	$ 1,410,000
Accrued interest expense and penalties related to uncertain tax positions	0
Research and Development Credit [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	1,147,000
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Operating loss carry-forwards	$ 246,998,000
Expiry year of operating loss carry-forwards	2020
Tax credits related to federal and state research and development	$ 3,301,000
Expiry year of operating loss carry-forwards related to federal and state research and development activities	2021
California [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carry-forwards	$ 52,948,000
Expiry year of operating loss carry-forwards	2028
Tax credits related to federal and state research and development	$ 1,276,000